Fair Value Measurements - Summary of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Private Placement (Detail) - Armada Acquisition Corp II [Member] - Private Placement [Member]
May 22, 2025 $ / shares yr
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.064
Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0409
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input | $ / shares	9.845
Weighted Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input | yr	1.34